SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

19.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

Components of the Group’s net revenues are presented in the following table:

	For the years ended December 31,
	2011	2012	2013

Apparel	$46,888	$80,274	$86,459
Electronics and other general merchandise	69,342	119,736	205,958
Total net revenues	$116,230	$200,010	$292,417

The following table summarizes the Group’s total net revenues generated in different geographic locations and as a percentage of total net revenues.

	For the years ended December 31,
	2011		2012		2013
	Revenues	%	Revenues	%	Revenues	%

Europe	$57,853	49.8	$101,424	50.7	$182,958	62.5
North America	32,721	28.2	47,985	24.0	54,858	18.8
South America	4,097	3.5	12,876	6.4	26,205	9.0
Other countries	21,559	18.5	37,725	18.9	28,396	9.7
Total net revenues	$116,230	100	$200,010	100	$292,417	100

North America’s net revenues include revenues from the United States of $29,117, $41,840 and $46,136 during the years ended December 31, 2011, 2012 and 2013, respectively. Europe’s net revenues include revenues from France of $22,448, $32,913 and $42,504 and revenues from the United Kingdom of $6,541, $13,577 and $12,986 during the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, substantially all of long-lived assets of the Group are located in the PRC.